Significant Accounting Policies	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

a.	The significant accounting policies applied in the annual consolidated financial statements of the Company as of March 31, 2018 and as discussed in the Notes to the Consolidated Financial Statements in the Company’s Annual Report on Form 10-KT filed on June 15, 2018, are applied consistently in these interim consolidated financial statements.

b.	Legal and other contingencies:

The Company accounts for its contingent liabilities in accordance with ASC 450 “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.

c.	Warrants to purchase Common Stock:

The Company accounted for warrants to purchase shares of its Common Stock held by investors which include down round protective provisions as a liability according to the provisions of ASC 815-40, “Derivatives and Hedging Contracts in Entity’s Own Equity” (“ASC 815”). The Company measures the warrants at fair value by using the Black-Scholes model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company’s statement of comprehensive loss as financial expense (income), net.

d.	Impact of recently issued accounting standards:

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842) (ASU 2016-02), which generally requires companies to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet. This update is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Early adoption is permitted. The Company is evaluating the effect that this guidance will have on its consolidated financial statements and related disclosures.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company adopted the standard commencing January 1, 2018. The impact of the adoption was immaterial to the consolidated financial statements.

NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”).

a.	Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Inter-company balances, and transactions including profits from inter-company sales not yet realized have been eliminated upon consolidation.

c.	Financial statements in U.S. dollars in thousands:

The majority of AIT’s operations are currently conducted in Israel and in the United States while a significant part of AIT’s expenses and financing activities are denominated and determined in U.S. dollars. The Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates and expects to continue to operate in the foreseeable future. Thus, the functional and reporting currency of the Company is the U.S. dollar.

The Company’s transactions and balances denominated in U.S. dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to U.S. dollars in accordance with the Accounting Standards Board (ASC) 830, “Foreign Currency Matters”. All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of comprehensive loss as financial income or expenses, as appropriate.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

e.	Restricted cash:

Restricted cash are invested in bank deposit. These deposits serve as securities for the Company’s vehicle lease.

f.	Investment in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, “Investments- Debt and equity Securities”. Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classified its investment in marketable securities as available-for-sale securities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses reported in “Accumulated other comprehensive income” in shareholders’ equity (deficiency). Realized gains and losses on sales of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. The factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment recognized in the statement of income (loss) is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income (loss).

g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers and electronic equipment	33
Clinical and medical equipment	10-15

h.	Impairment for long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. For the three month period ended March 31, 2018 and for the twelve month ended December 31, 2017 and 2016, no impairment losses have been identified.

i.	Research and development expenses:
Research and development expenses are charged to the statement of comprehensive loss as incurred.

j.	Severance pay:

AIT’s liability for severance pay is pursuant to Section 14 of the Severance Compensation Act, 1963 (“Section 14”). All AIT employees are included under this section, and are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in the employee’s name with insurance companies. Payments in accordance with Section 14 release AIT from any future severance payments in respect of those employees. The fund is made available to the employee at the time the employer-employee relationship is terminated, regardless of cause of termination. The severance pay liabilities and deposits under Section 14 are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.

k.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. This topic prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides full valuation allowance, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. As of March 31, 2018, and as of December 31, 2017 and 2016, the Company has recorded a liability for uncertain tax position under other accounts payable.

The Company classifies interest and penalties on income tax (which includes uncertain tax positions) as taxes on income.

l.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents, restricted cash and marketable securities. Cash, cash equivalents and restricted cash are invested in major banks in Israel and U.S. Management believes that the financial institutions that hold the Company’s investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

The Company’s marketable securities include investments in mutual funds which management believes bear minimal credit risk

The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

m.	Legal and other contingencies:

The Company accounts for its contingent liabilities in accordance with ASC 450 “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.

On March 16, 2018, Empery Asset Master, Ltd., Empery Tax Efficient, LP and Empery Tax Efficient II, LP, (collectively, “Empery”), filed a complaint in the Supreme Court of the State of New York, relating to the notice of adjustment of both the exercise price of and the number of warrant shares issuable under warrants issued to Empery in January 2017. The Empery Suit alleges that, as a result of certain circumstances in connection with the February 2018 Offering, the January 2017 Warrants issued to Empery provide for adjustments to both the exercise price of the warrants and the number of warrant shares issuable upon such exercise. Empery seeks monetary damages and declaratory relief under theories of breach of contract or contract reformation predicated on mutual mistake. The Company intends to vigorously defend all claims.

Given the early stage of the litigation, it is not possible to determine or assess the probability of any particular outcome.

n.	Warrants to purchase Common Stock:

The Company accounted for warrants to purchase shares of its Common Stock held by investors which include down round protective provisions as a liability according to the provisions of ASC 815-40, “Derivatives and Hedging Contracts in Entity’s Own Equity” (“ASC 815”). The Company measures the warrants at fair value by using the Black-Scholes model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company’s statement of comprehensive loss as financial expense (income), net.

o.	Treasury shares:

Shares held by the Company are presented as a reduction of equity, at their cost to the Company, until such shares are retired and removed from the account.

p.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share is computed based on the weighted average number of Common Stock outstanding during each year. Diluted net earnings (loss) per share is computed based on the weighted average number of Common Stock outstanding during each year plus dilutive potential equivalent Common Stock considered outstanding during the year, in accordance with ASC 260.

For the twelve month periods ended December 31, 2017 and 2016, all outstanding stock options, warrants, restricted shares and restricted share units have been excluded from the calculation of the diluted net loss per share as all such securities are anti-dilutive for all periods presented. For the three month period ended March 31, 2018 all outstanding convertible notes, options and warrants have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive, excluding 54,146 stock option which are dilutive and included in the weighted average number of shares used in computing net diluted earnings loss per share of common stock.

q.	Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation Stock Compensation”, (“ASC 718”), which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite or derived service period in the Company’s consolidated statement of comprehensive loss.

The Company recognizes compensation expense for the value of its awards granted based on the accelerated method over the requisite or derived service period of each of the awards.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model which requires a number of assumptions, of which the most significant are the fair value of the underlying Common Stock, expected stock price volatility and the expected option term. Fair Value of the underline Common Stock in the three months ended March 31, 2018 was calculated based on last funding price and terms. Expected volatility was calculated based upon historical volatilities of similar entities in the related sector index. The expected option term represents the period that the Company’s stock options are expected to be outstanding and is determined based on the simplified method until sufficient historical exercise data will support using expected life assumptions. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The expected dividend yield assumption is based on AIT’s historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The fair value for options granted in 2017 and 2016 to employees and directors of the Company is estimated at the date of grant using a Black-Scholes-Merton Options pricing model with the following weighted average assumptions:

	For the Three months Ended	For the twelve months Ended
	March 31 2018	December 31 2017	December 31 2016

Dividend yield (1)	0%	0%	0%
Expected volatility (2)	84.54%	75%	75.2%
Risk-free interest (3)	2.38%-2.63%	2.1%-3.5%	2.1%-3.6%
Expected life (years) (4)	3.5-5.75	5.5-6	5.5-6.25

(1)	Dividend yield - was based on the fact that the Company has not paid dividends to its stockholders in the past and does not expect to pay dividends to its stockholders in the future.

(2)	Expected volatility - was calculated based on actual historical stock price movements of comparable companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Risk-free interest rate - based interest rates on three to five years US treasury bond rates

(4)	Expected life - the expected life was based on the expiration date of the warrants.

The Company measures the fair value of restricted share and restricted share unit based on the market value of the underlying shares at the date of grant.

The Company applies ASC 505-50, “Equity-Based Payments to Non-Employees” (“ASC 505”) with respect to options and warrants issued to non-employees which requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

r.	Impact of recently issued accounting standards:

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842) (ASU 2016-02), which generally requires companies to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet. This update is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Early adoption is permitted.

The Company is still evaluating the effect that this guidance will have on its consolidated financial statements and related disclosures.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company adopted the standard commencing January 1, 2018. The Impact of the adoption was immaterial to the financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of certain Cash Receipts and Cash Payments (ASU 2016-15). The new authoritative guidance addressing eight specific cash flow issues with the objective of reducing the existing diversity in practice in how certain transactions are presented and classified in the statement of cash flows. The guidance will generally be applied retrospectively and is effective for financial statements issued for annual reporting periods beginning after December 15, 2018. The Company adopted the standard commencing January 1, 2018. The Company is still evaluating the effect that this guidance will have on its consolidated financial statements and related disclosures.